Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Federal deposit insurance	$ 250,000	$ 250,000
Allowance for doubtful accounts	0	0	$ 0
Accumulated deficit	(61,734,094)	(52,176,465) [1]	$ (46,669,643)
Working capital deficit	$ 23,243,793	$ 10,304,670

[1]	Derived from audited information